SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Leases
Operating leases	$ 403,107	$ 448,240
Total lease assets	403,107	448,240
Operating leases	21,909	41,385
Operating leases	416,277	440,478
Total lease liabilities	$ 438,186	$ 481,863